CURRENT DEBT FACILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
UnsecuredDebentures 2021	$ 4,419	$ 6,587
Current debt facilities	$ 4,419	$ 6,587